Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
. PROPERTY AND EQUIPMENT
The Company’s property and equipment consisted of the following:

	Estimated Useful Lives in Years	December 31,
		2014	2013
		(In thousands)
Land	—	$328,474	$269,778
Buildings	30 to 40	482,496	405,918
Leasehold improvements	varies	134,658	120,531
Machinery and equipment	7 to 20	87,728	79,209
Furniture and fixtures	3 to 10	77,581	70,918
Company vehicles	3 to 5	10,706	8,508
Construction in progress	—	32,115	19,224
Total		1,153,758	974,086
Less accumulated depreciation and amortization		203,370	177,730
Property and equipment, net		$950,388	$796,356

During 2014, the Company acquired $80.5 million of property and equipment associated with dealership acquisitions, including $34.2 million for land and $41.0 million for buildings. In addition to these acquisitions, the Company incurred $97.7 million of capital expenditures, primarily including the purchase of furniture, fixtures, and equipment and construction or renovation of facilities, and $62.7 million in purchases of land or existing buildings.
As of December 31, 2014, the Company determined that certain real estate qualified as held-for-sale. As a result, the Company classified the carrying value of the real estate, totaling $4.0 million, in prepaid and other current assets in its Consolidated Balance Sheet.
During 2013, the Company acquired $71.4 million of property and equipment associated with dealership acquisitions, including $21.6 million for land and $27.6 million for buildings. In addition to these acquisitions, the Company incurred $69.2 million of capital expenditures, primarily including the purchase of furniture, fixtures, and equipment and construction or renovation of facilities, and $38.8 million in purchases of land or existing buildings.
Depreciation and amortization expense, including amortization of capital leases, totaled $42.3 million, $35.8 million, and $31.5 million for the years ended December 31, 2014, 2013, and 2012, respectively. As of December 31, 2014 and 2013, $67.5 million, and $57.3 million of buildings under capital leases were recorded as property and equipment, before accumulated depreciation, respectively.